SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Statement of compliance [text block]
(a) Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IASB”), referred to as “IFRS”.

These consolidated financial statements were approved by the Board of Directors of the Company on February 20, 2018.

Basis of preparation [text block]
(b) Basis of preparation
The consolidated financial statements have been prepared on the historical cost basis except for those assets and liabilities that are measured at fair values at the end of each reporting period. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Basis of consolidation [text block]
(c) Basis of consolidation
Subsidiaries
These consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (“Subsidiaries”). Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the Subsidiary and has the ability to affect those returns through its power over the Subsidiary.

Associates
Associates are those entities in which the Company has significant influence over the financial and operating policies but not control and that is not a Subsidiary (“Associates”). Significant influence is normally presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity. The Company’s share of net assets and net earnings or loss is accounted for in the consolidated financial statements using the equity method.

The principal Subsidiaries of the Company are as follows:

Name of subsidiary/associate	Principal activity	Method of accounting	Country of incorporation and operation	Interest as at December 31, 2017	Interest as at December 31, 2016
Minera San Xavier S.A. de C.V.	Mining	Consolidated	Mexico	100%	100%
Peak Gold Mines Pty Ltd.(1)	Mining	Consolidated	Australia	100%	100%
Western Mesquite Mines Inc.	Mining	Consolidated	USA	100%	100%
1.
The Company has entered into an agreement to sell Peak Gold Mines Pty Ltd. As a result, the assets and liabilities associated with this subsidiary have been classified and presented as held-for-sale as at December 31, 2017.

Business combinations and asset acquisitions [text block]
(d) Business combinations and asset acquisitions
A business combination is an acquisition of assets and liabilities that constitute a business. A business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return to the company and its shareholders in the form of improved earnings, lower costs or other economic benefits.

Business combinations are accounted for using the acquisition method whereby identifiable assets acquired and liabilities assumed, including contingent liabilities, are recorded at 100% of their acquisition-date fair values. The acquisition date is the date the Company obtains control over the acquiree, which is generally the date that consideration is transferred and the Company acquires the assets and assumes the liabilities of the acquiree. The Company considers all relevant facts and circumstances in determining the acquisition date.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, the liabilities, including contingent consideration, incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. The measurement date for equity interests issued by the Company is the acquisition date.

Acquisition-related costs, other than costs to issue debt or equity securities, of the Company, including investment banking fees, legal fees, accounting fees, valuation fees, and other professional or consulting fees are expensed as incurred. The costs to issue equity securities of the Company as consideration for the acquisition are reduced from share capital as share issue costs.

The Company accounts for the purchase of assets and assumption of liabilities as an acquisition of net assets when the transactions do not qualify as a business combination under IFRS 3, Business Combinations, as the significant inputs and processes that constitute a business are not identified. The purchase consideration is allocated to the fair value of the assets acquired and liabilities assumed based on management’s best estimates and available information at the time of the acquisition. Acquisition-related costs, other than costs to issue debt or equity securities, of the Company, including investment banking fees, legal fees, accounting fees, valuation fees, and other professional or consulting fees are capitalized as part of the asset acquisition.

Cash and cash equivalents [text block]
(e) Cash and cash equivalents
The Company considers all highly liquid investments with original maturities of three months or less at the date of acquisition to be cash equivalents. These highly liquid investments only comprise short-term Canadian and United States government treasury bills and other evidences of indebtedness and treasury bills of the Canadian provinces with a minimum credit rating of R-1 mid from the Dominion Bond Rating Service or an equivalent rating from Standard & Poor’s and Moody’s. In addition, the Company invests in bankers’ acceptances and other evidences of indebtedness of certain financial institutions, including Canadian banks.

Inventories [text block]
(f) Inventories
Finished goods, work-in-process, heap leach ore and stockpiled ore are valued at the lower of weighted average production cost or net realizable value. Production costs include the cost of raw materials, direct labour, mine-site overhead expenses and depreciation and depletion of mining interests. Net realizable value is calculated as the estimated price at the time of sale based on prevailing and long-term metal prices less estimated future production costs to convert the inventories into saleable form. At operations where ore extracted contains significant amount of metals other than gold, primarily copper or silver, cost is allocated between the joint products on a pro rata basis.

The recovery of gold and silver from certain ores is achieved through the heap leaching process. Under this method, ore is placed on leach pads where it is treated with a chemical solution which dissolves the gold contained in ore. The resulting “pregnant” solution is further processed in a plant where the gold is recovered. For accounting purposes, costs are added to ore on leach pads for current mining and leaching costs, including applicable depreciation, depletion and amortization relating to mining interests. Costs are removed from ore on leach pads as ounces of gold and silver are recovered based on the average cost per recoverable ounce on the leach pad.

Estimates of recoverable gold and silver on the leach pads are calculated from the quantities of ore placed on the leach pads (measured tonnes added to the leach pads), the grade of ore placed on the leach pads (based on assay data), and a recovery percentage (based on ore type). Although the quantities of recoverable gold and silver placed on each leach pad are reconciled by comparing the grades of ore placed on the leach pad to the quantities actually recovered, the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. The recovery of gold and silver from the leach pad is not known until the leaching process has concluded. In the event that the Company determines, based on engineering estimates, that a quantity of gold or other metal (silver) contained in ore on leach pads is to be recovered over a period exceeding 12 months, that portion is classified as long-term.

Work-in-process inventory represents materials that are currently in the process of being converted into finished goods. The average production cost of finished goods represents the average cost of work-in-process inventories incurred prior to the refining process, plus applicable refining, selling, shipping costs and associated royalties.

Supplies are valued at the lower of weighted average cost and net realizable value.

Mining interests [text block]
(g) Mining interests
Mining interests includes mining properties and related plant and equipment. Capitalized costs are depreciated and depleted using either a unit-of-production method over the estimated economic life of the mine to which they relate, or for plant and equipment, using the straight-line method over their estimated useful lives, if shorter than the mine life.

Mining properties
The costs associated with mining properties are separately allocated to mineral reserves and mineral resources, and include acquired interests in production, development and exploration stage properties representing the fair value at the time they were acquired.

Mining properties include costs directly attributable to bringing a mineral asset into the state where it is capable of operating in the manner intended by management. The determination of development costs to be capitalized during the production stage of a mine operation requires the use of judgments and estimates.

The value associated with mineral resources and exploration potential is the value beyond proven and probable mineral reserves assigned through acquisition. The mineral resource value represents the property interests that are believed to potentially contain economic mineralized material such as measured, indicated, and inferred mineral resources with insufficient drill spacing to qualify as proven and probable mineral reserves, and inferred mineral resources in close proximity to proven and probable mineral reserves. Exploration potential represents the estimated mineralized material contained within (i) areas adjacent to existing reserves and mineralization located within the immediate mine area; (ii) areas outside of immediate mine areas that are not part of measured, indicated, or inferred resources; and (iii) Greenfields exploration potential that is not associated with any other production, development, or exploration stage property, as described above. At least annually or when otherwise appropriate, and subsequent to its review and evaluation for impairment, value from the non-depletable category is transferred to the depletable category as a result of an analysis of the conversion of mineral resources or exploration potential into mineral reserves.

The Company estimates its mineral reserves and mineral resources based on information compiled by appropriately qualified persons. The estimation of recoverable reserves will be impacted by forecast commodity prices, exchange rates, production costs and recoveries amongst other factors. Changes in the reserve or resource estimates may impact the carrying value of assets and depreciation and impairment charges recorded in the consolidated income statement.

A mining property is considered to be capable of operating in a manner intended by management when it commences commercial production. The critical judgments included in the determination of the commencement of commercial production are described in Note 3(a)(i). Upon commencement of commercial production, a mining property is depleted on a unit-of-production method. Unit-of-production depletion rates are determined based on the estimated recoverable proven and probable mineral reserves at the mine.

Costs related to property acquisitions are capitalized until the viability of the mineral property is determined. When either external or internal triggering events determined that a property is not economically recoverable, the capitalized costs are written off.

The costs associated with the acquisition of land holdings are included within mining interest and are not depleted.

Exploration and evaluation
Exploration and evaluation costs are expensed until the probability that future economic benefits will flow to the entity and the asset cost or value can be measured reliably. Management uses the following criteria to determine the economic recoverability and probability of future economic benefits:

•	The Company controls access to the benefit;
•	Internal project economics are beneficial to the Company;
•	The project is technically feasible; and
•	Costs can be reliably measured.

Further development expenditures are capitalized to the property.

Drilling and related costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit which contains proven and probable reserves are exploration expenditures and are expensed as incurred to the date of establishing that property costs are economically recoverable. Further development expenditures, subsequent to the establishment of economic recoverability, are capitalized to the property.

Property, plant and equipment
Plant and equipment consists of buildings and fixtures, and surface and underground fixed and mobile equipment.

Depreciation and depletion rates of major categories of asset costs
Mining assets are depleted using a unit-of-production method based on the estimated economically recoverable reserves, to which they relate. Management reviews the estimated total recoverable ounces contained in depletable reserves at each financial year end, and when events and circumstances indicate that such a review should be made. Plant and equipment is depreciated using the straight-line method over their estimated useful lives, or the remaining life of the mine if shorter.

Asset class	Estimated useful life (years)
Building	15 – 17
Plant and machinery	3 – 17
Office equipment	5 – 10
Vehicles	5 – 7
Computer equipment	3 – 5

Capitalized borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that necessarily takes a substantial period of time to get ready for its intended use are capitalized until such time as the assets are substantially ready for their intended use. Other borrowing costs are recognized as an expense in the period in which they are incurred.

Where funds are borrowed specifically to finance a project, the amount capitalized represents the actual borrowing costs incurred. Where the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of interest rates applicable to relevant general borrowings of the Company during the period, to a maximum of actual borrowing costs incurred. Capitalization of interest is suspended during extended periods in which active development is interrupted.

Stripping costs in surface mining
As part of its operations, the Company incurs stripping costs both during the development phase and production phase of its operations. Stripping costs incurred as part of development stage mining activities incurred by the Company are deferred and capitalized as part of mining properties.

Stripping costs incurred during the production stage are incurred in order to produce inventory or to improve access to ore which will be mined in the future. Where the costs are incurred to produce inventory, the production stripping costs are accounted for as a cost of producing those inventories. Where the costs are incurred to improve access to ore which will be mined in the future, the costs are deferred and capitalized to the Statement of Financial Position as a stripping activity asset (included in mining interest) if the following criteria are met: improved access to the ore body is probable; the component of the ore body can be accurately identified; and the costs relating to the stripping activity associated with the component can be reliably measured. If these criteria are not met, the costs are expensed in the period in which they are incurred.

The stripping activity asset is subsequently depleted using the units-of-production depletion method over the life of the identified component of the ore body to which access has been improved as a result of the stripping activity.

Derecognition
Upon sale or abandonment, the cost of the asset and related accumulated depreciation or depletion are removed from the accounts and any gains or losses thereon are recognized in net earnings.

Impairment of long-lived assets [text block]
(h) Impairment of long-lived assets
The Company reviews and evaluates its mining interests for indicators of impairment at the end of each reporting period. Impairment assessments are conducted at the level of cash-generating units (“CGU”). A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Each operating mine and development project represents a separate CGU as each mine site or development project has the ability or the potential to generate cash inflows that are separately identifiable and independent of each other. If an indication of impairment exists, the recoverable amount of the CGU is estimated. An impairment loss is recognized when the carrying amount of the CGU is in excess of its recoverable amount.

The recoverable amount of a mine site is the greater of its fair value less costs to dispose and value in use. In determining the recoverable amounts of the Company’s mine sites, the Company uses the fair value less costs to dispose as this will generally be greater than or equal to the value in use. When there is no binding sales agreement, fair value less costs to dispose is estimated as the discounted future after-tax cash flows expected to be derived from a mine site, less an amount for costs to dispose estimated based on similar past transactions. The inputs used in the fair value measurement constitute Level 3 inputs under the fair value hierarchy. When discounting estimated future cash flows, the Company uses an after-tax discount rate that would approximate what market participants would assign. Estimated cash flows are based on expected future production, metal selling prices, operating costs and capital costs. If the recoverable amount of a mine site is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. The carrying amount of each mine site includes the carrying amounts of mining properties, plant and equipment, and certain deferred tax balances. Impairment losses are recognized as expenses in the period they are incurred. The allocation of an impairment loss, if any, for a particular mine site to its mining properties and plant and equipment is based on the relative book values of these assets at the date of impairment.

The Company assesses at the end of each reporting period whether there is any indication that an impairment loss recognized in prior periods for a long-lived asset may no longer exist or may have decreased. If any such indication exists, the Company estimates the recoverable amount of that CGU. A reversal of an impairment loss is recognized up to the lesser of the recoverable amount or the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the CGU in prior years. Reversals of impairment losses are recognized in net earnings in the period the reversals occur.

Reclamation and closure cost obligations [text block]
(i) Reclamation and closure cost obligations
The Company’s mining and exploration activities are subject to various governmental laws and regulations relating to the protection of the environment. The Company has made, and intends to make in the future, expenditures to comply with such laws and regulations. The Company has recorded a liability and corresponding asset for the estimated future cost of reclamation and closure, including site rehabilitation and long-term treatment and monitoring costs These costs represent management’s best estimates which incorporate assumptions on the effects of inflation, movements in foreign exchange rates and the effects of country and other specific risks associated with the related liabilities. The costs are discounted to net present value using the risk free rate applicable to the future cash outflows. Such estimates are, however, subject to change based on negotiations with regulatory authorities, changes in laws and regulations or changes to market inputs to the decommissioning model.

The present value of estimated costs is recorded in the period in which the asset is installed or the environment is disturbed and a reasonable estimate of future costs and discount rates can be made. The provision is discounted using a risk-free rate and estimates of future cash flows are adjusted to reflect risk.

After the initial measurement, the obligation is adjusted to reflect the passage of time and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized in finance costs, whereas increases and decreases due to changes in the estimated future cash flows are included in inventory or capitalized and depreciated over the life of the related asset unless the amount deducted from the cost exceeds the carrying value of the asset, in which case the excess is recorded in net earnings. Actual costs incurred upon settlement of the site restoration obligation are charged against the provision to the extent the provision was established for those costs. Upon settlement of the liability, a gain or loss may be recorded in net earnings.

Income taxes [text block]
(j) Income taxes
The income tax expense or benefit for the period consists of two components: current and deferred.

Current Tax
The tax currently payable is based on taxable earnings for the year. Taxable earnings differ from earnings before taxes due to items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. Current tax is calculated using tax rates and laws that were enacted or substantively enacted at the Statement of Financial Position date in each of the jurisdictions and includes any adjustments for taxes payable or recovery in respect of prior periods.

Deferred Tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated statement of financial position and the corresponding tax bases used in the computation of taxable net earnings. Deferred tax is calculated based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates that are expected to apply in the year of realization or settlement based on tax rates and laws enacted or substantively enacted at the Statement of Financial Position date.

Deferred tax liabilities are generally recorded for all taxable temporary differences. Deferred tax liabilities are recognized for taxable temporary differences arising on investments in Subsidiaries and Associates except where the reversal of the temporary difference can be controlled and it is probable that the difference will not reverse in the foreseeable future.

Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable earnings will be available against which those deductible temporary differences can be utilized. The carrying amount of the deferred tax assets are reviewed at each Statement of Financial Position date and are reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The Company records foreign exchange gains and losses representing the impacts of movements in foreign exchange rates on the tax bases of non-monetary assets and liabilities which are denominated in foreign currencies. Foreign exchange gains and losses relating to deferred income taxes are included within foreign exchange gains in the consolidated income statement.

Current and deferred tax for the year
Current and deferred tax are recognized in net earnings except when they arise as a result of items recognized in other comprehensive income or directly in equity in the current or prior periods, in which case the related current and deferred income taxes are also recognized in other comprehensive income or directly in equity, respectively.

Government assistance and tax credits
Any federal or provincial tax credits received by the Company, with respect to exploration or development work conducted on any of its properties, are credited as a reduction to the carrying costs of the property to which the credits related. The Company records these tax credits when there is reasonable assurance with regard to collections and assessments as well as reasonable assurance that the Company will comply with the conditions associated to them and that the grants will be received.

Foreign currency translation [text block]
(k) Foreign currency translation
The individual financial statements of each Subsidiary are presented in the currency of the primary economic environment in which that entity operates (its functional currency). The functional currency of the Company and the presentation currency of the consolidated financial statements is the United States dollar (“U.S. dollar”).

Management determines the functional currency by examining the primary economic environment of each operating mine, development and exploration project. The Company considers the following factors in determining its functional currency:

⋅	The main influences of sales prices for goods and the country whose competitive forces and regulations mainly determine the sales price;
⋅	The currency that mainly influences labour, material and other costs of providing goods;
⋅	The currency in which funds from financing activities are generated; and
⋅	The currency in which receipts from operating activities are usually retained.

When preparing the consolidated financial statements of the Company, the Company translates non-U.S. dollar balances into U.S. dollars as follows:

⋅	Mining interest and equity method investments using historical exchange rates;
⋅
Financial instruments measured at fair value through profit or loss using the closing exchange rate as at the Statement of Financial Position date with translation gains and losses recorded in net earnings;

⋅	Deferred tax assets and liabilities using the closing exchange rate as at the Statement of Financial Position date with translation gains and losses recorded in net earnings;
⋅	Other assets and liabilities using the closing exchange rate as at the Statement of Financial Position date with translation gains and losses recorded in net earnings; and
⋅
Income and expenses using the average exchange rate for the period, except for expenses that relate to non-monetary assets and liabilities measured at historical rates, which are translated using the same historical rate as the associated non-monetary assets and liabilities.

Earnings (loss) per share [text block]
(l) Earnings (loss) per share
Earnings (loss) per share calculations are based on the weighted average number of common shares and common share equivalents issued and outstanding during the year. Diluted earnings per share are calculated using the treasury stock method. This requires the calculation of diluted earnings per share by assuming that outstanding stock options and share purchase warrants (“Warrants”) with an average market price that exceeds the average exercise prices of the options and warrants for the year, are exercised and the assumed proceeds are used to repurchase shares of the Company at the average market price of the common share for the year.

Revenue recognition [text block]
(m) Revenue recognition
Revenue from the sale of metals and metals in concentrate is recognized when all the following conditions are satisfied:

⋅	The Company has transferred to the buyer the significant risks and rewards of ownership;
⋅	The Company retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;
⋅	The amount of revenue can be measured reliably;
⋅	It is probable that the economic benefits associated with the transaction will flow to the entity; and
⋅	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

Revenue from the sale of metals in concentrate may be subject to adjustment upon final settlement of estimated metal prices, weights and assays. Revenue is recognized based on the estimated fair value of the total consideration receivable. Adjustments to revenue for metal prices and other adjustments are recorded at each period end and on final settlement. Refining and treatment charges are netted against revenue for sales of metal concentrate.

Share-based payments [text block]
(n) Share-based payments
The Company maintains a Restricted Share Unit (“RSU”) plan, a Performance Share Unit (“PSU”) plan and a stock option plan for employees as well as a Deferred Share Unit (“DSU”) plan for directors.

Cash-settled transactions which include RSUs, DSUs and the cash settled portion of the PSUs, are initially measured at fair value and recognized as an obligation at the grant date. The liabilities are re-measured to fair value at each reporting date up to and including the settlement date, with changes in fair value recognized in net earnings or capitalized to the Company’s development projects as appropriate. The fair value of RSUs and PSUs determined at the grant date is recognized over the vesting period in accordance with the vesting terms and conditions. The Company values the liabilities based on the Company’s share price and in addition for PSUs, the correlation between the Company’s total return performance relative to the S&P/TSX Global Gold Index Total Return Index Value. The non-current portion of RSU, DSU and PSU liabilities are included in provisions on the consolidated statement of financial position.

Equity-settled transactions which include the equity settled portion of the PSUs and the stock option plan are measured by reference to the fair value of the awards that are expected to vest at the grant date. Fair value for stock options is determined using a Black-Scholes option-pricing model, which relies on estimates of the future risk-free interest rate, future dividend payments, future share price volatility and the expected average life of the options. Fair value for the equity settled portion of the PSUs is determined using a Monte Carlo options pricing model, which relies on estimates of the future risk-free interest rate, future dividend payments, future share price volatility and the correlation between the Company’s total return performance relative to the S&P/TSX Global Gold Index Total Return Index Value. The Company believes these models adequately capture the substantive features of the option awards and PSUs, and are appropriate to calculate their fair values. The fair value determined at grant date is recognized over the vesting period in accordance with vesting terms and conditions, with a corresponding increase to contributed surplus. Changes to the estimated number of awards that will eventually vest are accounted for prospectively.

Financial assets [text block]
(o) Financial assets
Financial assets are initially measured at fair value and are subsequently measured at either amortized cost or fair value, depending on the classification of the financial assets. The classification of assets is driven by the Company’s business model for managing financial assets and their contractual cash flow characteristics.

The fair value of financial instruments traded in active markets is based on quoted market prices at the date of the statement of financial position. The quoted market price used for financial assets held by the Company is the last bid price of the day.

The Company has categorized its financial assets in accordance with International Financial Reporting Standard 9 (2013), Financial Instruments (“IFRS 9”) into one of the following two categories:

Category under IFRS 9	Description
Fair value through profit or loss
Includes equity investments, gold and copper price contract assets, gold and copper swap contracts, copper forward contracts, and other financial assets designated to this category under the fair value option. The Company has assessed the contractual cash flows of its provisionally priced contracts in accordance with IFRS 9 and has classified these contracts as fair value through profit or loss (“FVTPL”).

Loans and receivables at amortized cost	Includes cash and cash equivalents, and trade receivables at amortized cost.

Financial liabilities [text block]
(p) Financial liabilities
Financial liabilities are accounted for as amortized cost except for those at FVTPL which includes liabilities designated as FVTPL and derivatives. Financial liabilities classified as FVTPL or those which are designated as FVTPL under the fair value option are measured at fair value with unrealized gains and losses recognized in net earnings. In cases where financial liabilities are designated as FVTPL, the part of a fair value change due to an entity's own credit risk is recorded in other comprehensive income rather than the statements of operations. Financial liabilities at amortized cost are initially measured at fair value net of transaction costs, and subsequently measured at amortized cost.

The Company has classified its financial liabilities in accordance with IFRS 9 into one of the following two categories:

Category under IFRS 9	Description
Fair value through profit or loss
Includes provisions related to the RSU plans, DSU plans and the cash settled portion of the PSU plans, share purchase warrants, gold and copper price option contract liabilities and gold stream obligation.

Financial liabilities at amortized cost	Includes trade and other payables and long-term debt.

Derivative instruments, including hedge accounting [text block]
(q) Derivative instruments, including hedge accounting
Derivative instruments, including embedded derivatives, are recorded at fair value on initial recognition and at each subsequent reporting period. Any gains or losses arising from changes in fair value on derivatives that do not qualify for hedge accounting are recorded in net earnings.

Hedge accounting
Gains and losses for the effective portion of hedging instruments are included in other comprehensive income. Gains and losses for any ineffective portion of hedging instruments are included in net earnings. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to net earnings or mineral interest, as appropriate in the period when the hedged item is recognized in net earnings in the same line of the consolidated income statement.

The Company previously held diesel fuel swap contracts and Canadian dollars and designated this cash to fund the construction of Rainy River. The Company has designated these instruments as a cash-flow hedge under IFRS 9. The impact of applying hedge accounting is disclosed in Note 14.

Gold Stream Obligation
The Company has a gold stream agreement with RGLD Gold AG, a wholly owned subsidiary of Royal Gold Inc. (“Royal Gold”). For accounting purposes, the Company has determined that the gold stream obligation represents a financing contract with embedded derivatives. The value of the embedded derivatives changes in response to changes in metal prices and in the number of ounces expected to be delivered. As the gold stream obligation has embedded derivatives that would otherwise need to be accounted for separately at FVTPL, the Company has designated the deposit received from Royal Gold as a financial liability at FVTPL, with initial and subsequent measurement at fair value, as permitted under IFRS 9. Transaction costs directly attributable to the gold stream obligation were expensed through profit and loss.

Fair value of the gold stream obligation on initial recognition was determined by the amount of the cash advance received. Subsequent fair value is calculated on each reporting date with gains and losses recorded in net earnings. Fair value adjustments as a result of the Company’s own credit risk will be recorded in the Consolidated Statement of Comprehensive Loss, as required by IFRS 9 (2013) for financial liabilities designated as at FVTPL. Components of the adjustment to fair value at each reporting date include:

⋅	Accretion expense due to passage of time
⋅	Change in the risk-free interest rate
⋅	Change in the Company specific credit spread
⋅	Change in any expected ounces to be delivered
⋅	Change in future metal prices

Provisional pricing
Certain products are “provisionally priced” whereby the selling price is subject to final adjustment up to 150 days after delivery to the customer. The final price is based on the market price at the relevant quotation point stipulated in the contract. As is customary in the industry, revenue on provisionally priced sales is recognized based on estimates of the fair value of the consideration receivable based on relevant forward market prices. At each reporting date, provisionally priced metal is marked to market based on the forward selling price for the quotational period stipulated in the contract. For this purpose, the selling price can be measured reliably for those products, such as gold and copper, for which there exists active and freely traded commodity markets. The marking to market of provisionally priced sales contracts is recorded as an adjustment to revenue.

Gold and copper price option contracts
In order to increase cash flow certainty, the Company holds copper price option contracts and previously held gold price option contracts, purchasing put options and selling call options. These are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s call and put options up to an amount not exceeding the Company’s production of gold ounces or copper pounds for the reporting period are recorded as an adjustment to revenue. The exercise of options on gold ounces or copper pounds in excess of the Company’s production for the reporting period are recorded as other gains and losses.

Gold and copper swaps
In order to mitigate a portion of the metal price exposure associated with the time lag between the provisional and final determination of concentrate sales, the Company has entered into cash settled derivative gold and copper contracts to swap future contracted monthly average metal prices for fixed metal prices. At each reporting date, these gold and copper swap agreements are marked to market based on corresponding forward gold and copper prices. The marking to market of gold and copper swap agreements is recorded as an adjustment to revenue.

Copper forward contracts
The Company previously held copper swap contracts at a fixed price, settling against the London Metals Exchange (“LME”) monthly average price. These are treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s copper forward contracts up to an amount not exceeding the Company’s production of copper pounds for the reporting period are recorded as an adjustment to revenue. Gains and losses in excess of the Company’s copper production for the reporting period are recorded as other gains and losses.

Share purchase warrants
The Company’s warrants with Canadian dollar exercise prices are classified as derivative liabilities and accordingly, they are recorded at fair value at each reporting period, with the gains or losses recorded in net earnings for the period. In the second quarter of 2017, the Company’s warrants expired, unexercised.

Trade and other receivables [text block]	(r) Trade and other receivables Trade and other receivables are carried at amortized cost less impairment. Trade and other receivables are impaired if they are determined to be uncollectible.

Leases [text block]
(s) Leases
Leases are classified as finance leases when the terms of the lease transfer substantially all the risks and rewards incidental to ownership of the leased asset to the lessee. All other leases are classified as operating leases.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.